[LOGO]                                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104

                                          DODIE KENT
                                          Vice President and Counsel
                                          212-314-3970
                                          Fax: 212-707-7947


March 11, 2005

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   MONY America Variable Account S (the "Registrant")
           (Registration Nos. 033-13183 and 811-05100; The MONYVestor)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners the annual report for the period ended December 31, 2004 for the following mutual fund in which the Registrant invests:

o   EQ/ADVISORS TRUST - UNDERLYING FUNDS:
    -  EQ/MONY Diversified Portfolio
    -  EQ/MONY Equity Growth Portfolio
    -  EQ/MONY Equity Income Portfolio
    -  EQ/MONY Intermediate Term Bond Portfolio
    -  EQ/MONY Long Term Bond Portfolio
    -  EQ/MONY Money Market Portfolio

MONY America understands that the Fund has filed or will file its annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,

/S/ DODIE KENT
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Dodie Kent